Document and Entity Information	Nov. 26, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001808834
Document Type	8-K
Document Period End Date	Nov. 26, 2021
Entity Registrant Name	PROG Holdings, Inc.
Entity Incorporation State Country Code	GA
Entity File Number	1-39628
Entity Tax Identification Number	85-2484385
Entity Address, Address Line One	256 W. Data Drive
Entity Address, City or Town	Draper
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84020-2315
City Area Code	(385)
Local Phone Number	351-1369
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.50 Per Share
Trading Symbol	PRG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false